SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and equipment
Maturity period from date of purchase, short-term investments classified as cash equivalents, less than (in days)	91 days
Capitalized software costs written-off		$ 4,900,000
Net book value	270,512,000	259,588,000
Buildings and leasehold improvements | Minimum
Property and equipment
Estimated useful lives, minimum (in years)	3 years
Buildings and leasehold improvements | Maximum
Property and equipment
Estimated useful lives, minimum (in years)	39 years
Capitalized internal use software
Property and equipment
Net book value	$ 33,400,000	$ 29,200,000
Capitalized internal use software | Minimum
Property and equipment
Estimated useful lives, minimum (in years)	2 years
Capitalized internal use software | Maximum
Property and equipment
Estimated useful lives, minimum (in years)	3 years
Furniture and other equipment | Minimum
Property and equipment
Estimated useful lives, minimum (in years)	3 years
Furniture and other equipment | Maximum
Property and equipment
Estimated useful lives, minimum (in years)	10 years